Income Taxes (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Operating loss carry forward		$ 31,400
Operating loss carryforward expiration date		2037
Corporate tax rate			21.00%
Current income tax expenses benefit	$ 14,600
Unrecognized uncertain tax positions	$ 0	$ 0